FINANCING EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Income, Nonoperating [Abstract]
Schedule of Financing Income (Expenses), Net
	US dollars
	Year ended December 31,
(in thousands)	2023	2022	2021

Short-term interest expenses commissions and other	(1,585)	(1,923)	(1,367)
Loss in respect of marketable securities and other investments	(89)	(3,860)	(2,387)
Interest expenses in respect of long-term loans	(311)	(654)	(883)
Interest income in respect of deposits	1,649	995	538
Income related to taxes positions	425	35	190
Exchange rate differences and others, net	(1,641)	(537)	(662)
Expenses in respect of changes in obligation to purchase non-controlling interests (*)	-	-	(967)
	(1,552)	(5,944)	(5,538)